Investments Accounted for Using the Equity Method - Details of Major Associates (Parenthetical) (Detail) - Shanghai Pudong Development Bank Co., Ltd. ('SPD Bank") [member]	12 Months Ended
Dec. 31, 2017
Disclosure of associates [line items]
Proportion of ownership interest held by the Company or its subsidiary before dilution	18.98%
Proportion of ownership interest held by the Company or its subsidiary after dilution	18.18%